Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Accounts receivable	208,522	320,203	46,425
Less: allowance for doubtful accounts	(2,215)	(3,546)	(514)
Accounts receivable, net	206,307	316,657	45,911

An analysis of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Balance, beginning of year	10,266	3,813	2,215	321
Bad debt allowances from acquisition	1,800	-	(1,459)	(212)
Additions (recovery)	(8,253)	(1,592)	2,739	397
Exchange difference	-	(6)	51	8
Balance, end of year	3,813	2,215	3,546	514

Two unrelated distributors accounted for 23.7% and 20.6% of the Company’s accounts receivable as of December 31, 2021, respectively. Four unrelated distributors accounted for 34.2%, 14.9%, 13.9% and 10.0% of the Company’s accounts receivable as of December 31, 2022, respectively.